Earnings per share (Details) € / shares in Units, € in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Oct. 31, 2020 item	Aug. 31, 2020 item	Sep. 30, 2020 EUR (€) € / shares shares	Sep. 30, 2019 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€) item € / shares shares	Sep. 30, 2019 EUR (€) € / shares shares
Earnings per share [line items]
Profit (loss) | €			€ (32,386)	€ (49,910)	€ (114,027)	€ (163,474)
Profit (loss), attributable to non-controlling interests | €			(63)	(93)	(182)	(246)
Profit (loss), attributable to ordinary equity holders of parent entity | €			€ (32,323)	€ (49,817)	€ (113,845)	€ (163,228)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of shares for basic and diluted EPS | shares			161,038,010	156,816,494	158,281,076	135,209,568
Basic and diluted earnings (loss) per share | € / shares			€ (0.20)	€ (0.32)	€ (0.72)	€ (1.21)
Share options | shares			7,921,745	8,824,566	5,433,252	7,834,683
Exercised during the period (shares) | item		54,724			4,759,452
Shares issued in share-based arrangement | item					5,345,434
Subsequent Event [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Shares issued in share-based arrangement | item	236,658